Contingent liabilities and legal proceedings - Indian tax cases and Indian regulatory cases (Details) - Indian tax cases - INR (₨) ₨ in Billions				6 Months Ended
	Sep. 29, 2017	Feb. 12, 2016	Jan. 03, 2013	Sep. 30, 2018	Apr. 21, 2016
Disclosure of contingent liabilities [line items]
Litigation period in courts				5 years
Vodafone International Holdings BV ('VIHBV')
Disclosure of contingent liabilities [line items]
Amount of damages sought	₨ 190.7	₨ 221.0	₨ 142.0
Percentage of penalty					100.00%